FINANCIAL EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial income:
Interest	$ (19)	$ (1)	$ (2)
Revaluation of liabilities presented at fair value	(187)
Hedging		(21)	(53)
Total financial income	(206)	(22)	(55)
Financial expenses:
Interest and bank charges	124	45	124
Hedging	201
Exchange rate differences, net	92	146	94
Revaluation of liabilities presented at fair value		363	705
Convertible debt inducement expenses			108
Accretion of contingent payment obligations	682	95	265
Total financial expenses	1,099	649	1,296
Total financial expenses, net	$ 893	$ 627	$ 1,241